Document and Entity Information	Apr. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 16, 2026
Entity Registrant Name	Arxis, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43234
Entity Tax Identification Number	39-5113483
Entity Address Address Line 1	1332 Blue Hills Avenue
Entity Address City Or Town	Bloomfield
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06002
City Area Code	860
Local Phone Number	243-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	ARXS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002093536